Loans Payable - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Short-term loans	¥ 3,046,449		¥ 299,374		$ 443,088
Debt instrument, collateral description	The repayment of all short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB574,557 (US$83,566) or collateralized by restricted cash balances totaling US$315,600 (equivalent to RMB2,169,908).	The repayment of all short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB574,557 (US$83,566) or collateralized by restricted cash balances totaling US$315,600 (equivalent to RMB2,169,908).
Debt instrument, collateralized restricted cash	¥ 2,169,908				$ 315,600
Weighted average interest rate	4.47%		4.42%		4.47%
Unused line of credit for short-term loans	¥ 781,042		¥ 190,000		$ 113,598
Repayment of debt	99,119	$ 14,416	5,000	¥ 0
Accounts payable	10,162,366		7,041,304		1,478,055
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs	453,802	$ 66,003	299,000	¥ 0
Outstanding borrowings	727,889				105,867
Loans repayable within one year	83,720		10,000		12,177
Non-current loan	644,169		¥ 284,000		93,690
Borrowings from Third-Party Investors
Debt Instrument [Line Items]
Accounts payable	¥ 525,279				76,399
Debt securities maturity period description	Debt securities securitized by the factored receivables, maturing in December 2019 and December 2020.	Debt securities securitized by the factored receivables, maturing in December 2019 and December 2020.
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs	¥ 446,000	$ 64,868
Outstanding borrowings	¥ 443,889				$ 64,561
Effective interest rate	7.00%				7.00%
Borrowings from Third-Party Investors | Minimum
Debt Instrument [Line Items]
Annual interest rate	5.00%				5.00%
Borrowings from Third-Party Investors | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.50%				5.50%
Borrowings from Third-Party Investors | Long-term Loan, Current Portion
Debt Instrument [Line Items]
Loans repayable within one year	¥ 73,720				$ 10,722
Borrowings from Third-Party Investors | Long-term Loan
Debt Instrument [Line Items]
Non-current loan	370,169				53,839
Bank of China
Debt Instrument [Line Items]
Bank loan maturity period			3 years
Maximum borrowing capacity under credit facility			¥ 299,000
Annual interest rate			4.47%
Amount borrowed under the commitment of a bank loan			¥ 299,000
Repayment of debt	10,000	$ 1,454	¥ 5,000
Building
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount	574,557				83,566
Building | Bank of China
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount	¥ 574,557				$ 83,566